Net gain (loss) on financial instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss
39.	Net gain (loss) on financial instruments designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Financial liabilities designated at fair value through profit or loss:
Debt securities issued:
Gain(loss) on valuation	~~W~~	2,673	2,495	(6,466)
Compound financial instruments:
Gain(loss) on valuation		804,068	51,750	(29,162)
Loss on sale and redemption		(229,799)	(492,025)	(308,825)

	~~W~~	574,269	(440,275)	(337,987)

		576,942	(437,780)	(344,453)